Retirement benefits (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Employee Benefits [Abstract]
Pension contributions	R 29,170	R 27,097	R 29,370